Share Price (Details)	Mar. 03, 2025 $ / shares
Class R [Member]
Share Price [Line Items]
Share Price	$ 10.23
Class I [Member]
Share Price [Line Items]
Share Price	9.54
Class RIA [Member]
Share Price [Line Items]
Share Price	$ 9.61